Intangible Assets, Net (Estimated Amortization Expense) (Details) ¥ in Thousands	Jun. 30, 2015 CNY (¥)
INTANGIBLE ASSETS, NET [Abstract]
2016	¥ 2,008
2017	829
2018	89
2019	37
2020	¥ 12